ACCUMULATED OTHER COMPREHENSIVE INCOME OR LOSS (Tables)	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of movement of accumulated other comprehensive loss
The movement of accumulated other comprehensive income or loss is as follows:

in millions of $	Foreign currency translation adjustments	Pension adjustments	Total

Balance as of December 31, 2014	(36.5)	-	(36.5)
Other comprehensive loss	(34.6)	-	(34.6)

Balance as of December 31, 2015	(71.1)	-	(71.1)
Other comprehensive loss	(59.8)	(0.3)	(60.1)

Balance as of December 31, 2016	(130.9)	(0.3)	(131.2)
Other comprehensive income (loss)	59.9	(0.2)	59.7

Balance as of December 31, 2017	(71.0)	(0.5)	(71.5)